Pension Benefits - Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2015	$ 6,744
2016	5,373
2017	6,654
2018	4,707
2019	5,409
2020 - 2024	28,664
Total	$ 57,551